WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Equity-classified warrants [Abstract]
Number of shares (in shares)	10,216,597
Consultant [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,128,759
Weighted Average Exercise price (in dollars per share)	$ 2.28
Expiration	February 2014 through January 2018
Financing 2009 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,455,516
Weighted Average Exercise price (in dollars per share)	$ 3.00
Expiration	February 2014 through September 2014
Financing 2010 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,022,943
Weighted Average Exercise price (in dollars per share)	$ 3.38
Expiration	January 2015 through May 2015
Financing 2011 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.24
Expiration	January 2016 through April 2016
Financing 2012 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	296,366
Weighted Average Exercise price (in dollars per share)	$ 3.00
Expiration	December 2017
Financing 2013 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	4,376,228
Weighted Average Exercise price (in dollars per share)	$ 1.97
Expiration	December 2017 through August 2023